BASIS OF PRESENTATION (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
BASIS OF PRESENTATION [Abstract]
Deficit accumulated during the development stage	$ 100,947,819	$ 98,732,460	$ 92,557,542
Number of patents issued	32